Submission	Nov. 28, 2025
Submission [Line Items]
Central Index Key	0000882361
Registrant Name	Aptose Biosciences Inc.
Form Type	SC 14A
Submission Type	PREM14A
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A